UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Annual Report
October 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The MSCI ACWI (All Country World Index) ex USA Index gained 29.85% for the 12 months ending October 31, 2021, with international equities rising amid an improved outlook for global economic growth, widespread COVID-19 vaccination, fiscal stimulus in the U.S. and abroad, and government spending programs. As 2021 began, investors saw reasons to be hopeful and the index recorded steady monthly gains. As part of the economic “reopening” trade, investors generally moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap, smaller companies they believed stood to benefit from a broad cyclical recovery. In early September, sentiment turned broadly negative due to inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. International stocks returned -3.18% for the month, but rebounded in October (+2.39%) amid strength in corporate earnings and notable improvement in the global economy. By region, Canada (+50%) led the way, followed by the U.K. (+44%) and Europe ex U.K (+41%). Conversely, emerging markets (+17%) and Japan (+20%) lagged most. By sector, energy (+74%) fared best by a wide margin. Financials (+50%) and information technology (+43%) also stood out. In contrast, communication services (+6%), consumer discretionary (+14%) and real estate (+17%) notably trailed the index.
Annual Report	4

Fidelity® Emerging Markets Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Emerging Markets Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Emerging Markets Multifactor ETF – NAVA	14.55%	3.85%
Fidelity Emerging Markets Multifactor ETF – Market PriceB	14.35%	4.22%
Fidelity Emerging Markets Multifactor IndexA	15.92%	4.85%
MSCI Emerging Markets IndexA	16.98%	9.19%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Emerging Markets Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Emerging Markets Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Emerging Markets Multifactor Index and the MSCI Emerging Markets Index performed over the same period.
5	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2021, the fund gained 14.55% at net asset value and 14.35% on a market-price basis, compared with the 15.92% advance of the benchmark, the Fidelity Emerging Markets Multifactor Index. (The ETF's relative performance was affected by differing methodologies (ETF versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, as well as by required local capital gains tax.) From a sector standpoint, stocks in the financials sector rose about 35% and contributed, as did holdings in information technology (+37%), materials (+28%), industrials (+46%) and health care (+11%). Meanwhile, stocks in the consumer discretionary sector returned -10% and detracted, while holdings in communication services (+1%) and real estate (-19%) also hampered results. Turning to individual contributors, it helped to own semiconductor manufacturer Taiwan Semiconductor (+43%) and technology hardware company Samsung Electronics (+22%). In materials, owning Kumho Petrochemical (+33%) and Vale (+43%) contributed as well. In contrast, owning Alibaba Group Holding (-46%) from the retailing segment detracted. In media & entertainment, Tencent Holdings (-19%) and Tencent Music Entertainment (-72%) hurt as well. Changes in fund positioning during the 12 months included reduced exposure to the materials and industrials sectors and increased exposure to communication services firms.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Emerging Markets Multifactor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2021

Top Ten Stocks as of October 31, 2021
% of fund's net assets
Tencent Holdings Ltd.	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3
Samsung Electronics Co. Ltd.	3.6
Alibaba Group Holding Ltd. ADR	2.9
Aldar Properties PJSC	2.3
Longfor Group Holdings Ltd.	2.3
Inter RAO UES PJSC	2.0
China Vanke Co. Ltd.	1.9
Petronas Gas Bhd	1.8
Manila Electric Co.	1.7
28.0
Top Market Sectors as of October 31, 2021
% of fund's net assets
Information Technology	16.8
Financials	16.6
Communication Services	16.4
Consumer Discretionary	10.6
Consumer Staples	9.8
Health Care	9.1
Utilities	7.1
Real Estate	6.5
Materials	4.7
Energy	1.2
Industrials	1.0

Asset Allocation as of October 31, 2021
	% of funds's net assets
Stocks		99.8%
Net Other Assets (Liabilities)	0.2%

7	Annual Report

Fidelity® International High Dividend ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International High Dividend ETF – NAVA	44.78%	-0.50%
Fidelity International High Dividend ETF – Market PriceB	43.90%	-0.84%
Fidelity International High Dividend IndexA	45.48%	-0.07%
MSCI World ex USA IndexA	35.87%	5.61%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE Arca exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International High Dividend ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index and the MSCI World ex USA Index performed over the same period.
Annual Report	8

Fidelity® International High Dividend ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2021, the fund gained 44.78% at net asset value and 43.90% on a market-price basis, nearly in line with the 45.48% advance of the benchmark, the Fidelity International High Dividend Index (Net). (The ETF’s relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Canada, Europe ex U.K., and Asia Pacific ex Japan notably contributed. By sector, financials gained 60% and contributed the most to the fund’s relative result, followed by energy, which gained about 81%. Elsewhere, real estate advanced 62% and the consumer discretionary sector rose 45%, boosted by the automobiles & components industry (+47%). Industrials gained 41%, driven by the capital goods industry (+39%), and utilities advanced roughly 17%. Other notable contributors included the health care (+25%), consumer staples (+22%), and information technology (+72%) sectors. From a sector standpoint, stocks in the communication services sector returned about -2% and detracted most. Turning to individual stocks, owning automaker Daimler (+58%) contributed, as did owning energy names BP (+100%), TotalEnergies (+76%), and Enbridge (+62%). Conversely, the biggest individual detractor was Vodafone (-17%), from the telecommunication services group. In utilities, it hurt to own Italy-based electricity and gas distributor Enel (-14%) and Australia’s Agl Energy (-9%). Notable positioning changes for the 12 months included increased exposure to telecommunication services and insurance firms, and reduced holdings among automobiles & components companies, health care companies and retailers.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2021

Top Ten Stocks as of October 31, 2021
% of fund's net assets
Fidelity Securities Lending Cash Central Fund, 0.06%	5.8
BP PLC	3.8
Daito Trust Construction Co. Ltd.	3.7
Hongkong Land Holdings Ltd.	3.6
Klepierre S.A.	3.6
TOTAL S.A.	3.5
Enbridge, Inc.	3.4
KDDI Corp.	2.5
National Grid PLC	2.4
SoftBank Corp.	2.4
34.7
Top Market Sectors as of October 31, 2021
% of fund's net assets
Financials	27.7
Energy	12.5
Communication Services	11.2
Real Estate	10.9
Utilities	10.8
Industrials	9.1
Consumer Discretionary	5.0
Health Care	4.8
Information Technology	3.2
Consumer Staples	2.5
Materials	1.6

Asset Allocation as of October 31, 2021
	% of funds's net assets
Stocks and Equity Futures		99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Annual Report	10

Fidelity® International Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International Multifactor ETF – NAVA	25.08%	8.96%
Fidelity International Multifactor ETF – Market PriceB	25.47%	9.42%
Fidelity International Multifactor IndexA	25.68%	9.52%
MSCI World ex USA IndexA	35.87%	11.96%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Multifactor Index and the MSCI World ex USA Index performed over the same period.
11	Annual Report

Fidelity® International Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2021, the fund gained 25.08% at net asset value and 25.47% on a market-price basis, roughly in line with the 25.68% advance of the benchmark, the Fidelity International Multifactor Index. (The ETF’s relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Europe ex U.K. and Japan notably contributed. By sector, financials gained 45% and contributed notably, followed by industrials (+31%) and consumer staples (+18%). Elsewhere, the materials sector rose 18%, consumer discretionary gained roughly 39%, and health care advanced 19%. Turning to individual stocks, major contributors included pharmaceuticals company Novo Nordisk (+73%). It also helped to own real estate company Daito Trust Construction (+40%) and food and beverage company Nestle (+20%). In contrast, the biggest individual detractor was South Korea-based video game publisher Nexon (-39%). It also hurt to own materials company Barrick Gold (-32%). Notable changes in fund positioning for the 12 months included increased exposure to banks and health care companies and reduced exposure to materials and communication services firms.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® International Multifactor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2021

Top Ten Stocks as of October 31, 2021
% of fund's net assets
Nestle S.A.	2.6
Roche Holding AG	2.0
Novo Nordisk A/S Class B	1.6
Uniper SE	1.4
Red Electrica Corp. S.A.	1.3
Unilever PLC	1.3
Advance Residence Investment Corp.	1.3
Publicis Groupe S.A.	1.2
L'Oreal S.A.	1.2
Snam SpA	1.2
15.1
Top Market Sectors as of October 31, 2021
% of fund's net assets
Health Care	16.1
Financials	15.2
Consumer Staples	13.8
Industrials	12.1
Consumer Discretionary	8.5
Utilities	8.1
Communication Services	7.9
Real Estate	7.0
Information Technology	6.3
Materials	3.4

Asset Allocation as of October 31, 2021
	% of funds's net assets
Stocks and Equity Futures		99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

13	Annual Report

Fidelity® International Value Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International Value Factor ETF – NAVA	41.36%	2.63%
Fidelity International Value Factor ETF – Market PriceB	41.21%	2.35%
Fidelity International Value Factor IndexA	42.27%	3.19%
MSCI World ex USA IndexA	35.87%	5.61%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE Arca exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Value Factor ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index and the MSCI World ex USA Index performed over the same period.
Annual Report	14

Fidelity® International Value Factor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2021, the fund gained 41.36% at net asset value and 41.21% on a market-price basis, each nearly in line with the 42.27% advance of the benchmark, the Fidelity International Value Factor Index (Net). (The ETF’s relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Canada, the U.K., and Europe ex U.K. notably contributed. By sector, financials gained about 66% and contributed meaningfully, followed by consumer discretionary (+57%) and industrials (+34%). Elsewhere, the energy sector rose 102%, materials gained 38%, and consumer staples advanced 30%. Other contributors included the information technology (+37%) and health care (+18%) sectors. Turning to individual stocks, it helped to own Stellantis (+104%) from the automobiles & components industry. Owning banking name BNP Paribas (+100%) also contributed, as did St Gobain, within the capital goods group (+79%) and transportation stock AP Moller – Maersk (+85%). Conversely, the biggest individual detractor was the airline Lufthansa (-25%). It also hurt to own diversified financials firm Credit Suisse Group (-27%). Other detractors included software & services firm Atos Se (-23%), Takeda Pharmaceutical (-14%), and automotive supplier Faurecia (-14%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2021

Top Ten Stocks as of October 31, 2021
% of fund's net assets
Nestle S.A.	2.5
ASML Holding N.V.	2.2
Suncor Energy, Inc.	1.8
Roche Holding AG	1.6
Sony Corp.	1.6
Canadian National Railway Co.	1.5
HSBC Holdings PLC	1.5
Japan Tobacco, Inc.	1.5
Royal Dutch Shell PLC	1.4
Macquarie Group Ltd.	1.4
17.0
Top Market Sectors as of October 31, 2021
% of fund's net assets
Financials	19.3
Industrials	16.1
Consumer Discretionary	12.0
Health Care	10.9
Information Technology	9.6
Consumer Staples	9.1
Materials	7.4
Energy	4.7
Communication Services	4.1
Utilities	3.6
Real Estate	2.6

Asset Allocation as of October 31, 2021
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report	16

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
BRAZIL – 2.7%
Ambev S.A.	65,700	$ 198,021
BB Seguridade Participacoes S.A.	18,900	74,064
Lojas Renner S.A.	5,570	31,847
Petro Rio S.A. (a)	8,400	34,974
Telefonica Brasil S.A.	16,800	135,664
Vale S.A.	6,000	76,221
WEG S.A.	2,400	15,753
TOTAL BRAZIL		566,544
CAYMAN ISLANDS – 15.9%
Alibaba Group Holding Ltd. ADR (a)	3,636	599,722
ANTA Sports Products Ltd.	5,000	78,159
Autohome, Inc. ADR	2,236	87,987
Baozun, Inc. ADR (a)	118	2,041
Bosideng International Holdings Ltd.	82,000	63,668
China Medical System Holdings Ltd.	96,000	163,639
Hengan International Group Co. Ltd.	33,500	175,057
Huazhu Group Ltd. ADR (a)	289	13,398
JD.com, Inc. ADR (a)	1,760	137,773
Kingboard Laminates Holdings Ltd.	47,500	74,495
NetEase, Inc. ADR	2,095	204,451
New Oriental Education & Technology Group, Inc. ADR (a)	2,936	6,019
NIO, Inc. ADR (a)	2,698	106,328
Pinduoduo, Inc. ADR (a)	688	61,177
Shenzhou International Group Holdings Ltd.	3,900	84,126
TAL Education Group ADR (a)	766	3,133
Tencent Holdings Ltd.	17,300	1,069,706
Topsports International Holdings Ltd. (b)	40,000	48,643
Trip.com Group Ltd. ADR (a)	915	26,132
Vipshop Holdings Ltd. ADR (a)	785	8,761
Want Want China Holdings Ltd.	293,000	227,122
Yadea Group Holdings Ltd. (b)	34,000	58,568
TOTAL CAYMAN ISLANDS		3,300,105
CHILE – 0.1%
Falabella S.A.	9,331	25,873
TOTAL CHILE		25,873
CHINA – 14.2%
360 DigiTech, Inc. (a)	3,610	73,680
Agricultural Bank of China Ltd. Class H	218,000	74,264
Anhui Conch Cement Co. Ltd. Class H	14,500	72,136
Baidu, Inc. ADR (a)	1,265	205,234
Bank of China Ltd. Class H	295,000	104,286
Bank of Communications Co. Ltd. Class H	121,000	72,018
China Cinda Asset Management Co. Ltd.	251,000	41,946
China Coal Energy Co. Ltd.	31,000	18,889
China Construction Bank Corp. Class H	266,000	180,888

	Shares	Value

China Pacific Insurance Group Co. Ltd. Class H	21,600	$ 66,641
China Shenhua Energy Co. Ltd. Class H	10,500	22,622
China Vanke Co. Ltd.	166,900	390,911
CSPC Pharmaceutical Group Ltd.	170,000	177,888
Dongfeng Motor Group Co. Ltd.	66,000	61,681
GF Securities Co. Ltd. Class H	30,800	52,343
Industrial & Commercial Bank of China Ltd. Class H	251,000	137,454
Jiumaojiu International Holdings Ltd. (b)	20,000	50,135
Li Auto, Inc. ADR (a)	303	9,887
Li Ning Co. Ltd.	9,000	100,076
Longfor Group Holdings Ltd. (b)	98,000	476,202
Shanghai Pharmaceuticals Holding Co. Ltd.	98,900	181,296
Sinopharm Group Co. Ltd.	79,200	188,963
The People's Insurance Co. Group of China Ltd. Class H	152,000	47,481
TravelSky Technology Ltd. Class H	55,000	102,943
XPeng, Inc. ADR (a)	336	15,668
Yangzijiang Shipbuilding Holdings Ltd.	17,500	18,428
TOTAL CHINA		2,943,960
CYPRUS – 0.3%
TCS Group Holding PLC	685	70,144
TOTAL CYPRUS		70,144
HONG KONG – 2.2%
China Merchants Port Holdings Co. Ltd.	14,000	23,396
Guangdong Investment Ltd.	260,000	327,546
Kingboard Holdings Ltd.	18,500	80,977
SITC International Holdings Co. Ltd.	5,000	16,937
TOTAL HONG KONG		448,856
HUNGARY – 0.9%
Richter Gedeon Nyrt	6,600	185,065
TOTAL HUNGARY		185,065
INDIA – 9.6%
Bajaj Auto Ltd.	1,348	66,737
Bharat Electronics Ltd.	9,702	26,801
Coal India Ltd.	9,795	21,511
Deepak Nitrite Ltd.	1,583	47,150
Divi's Laboratories Ltd.	3,831	263,487
Federal Bank Ltd.	54,810	71,329
HCL Technologies Ltd.	3,354	51,230
Hero MotoCorp Ltd.	1,897	67,314
Hindustan Unilever Ltd.	7,089	226,559
ICICI Bank Ltd.	17,046	182,579
Infosys Ltd.	8,576	191,004
Marico Ltd.	22,365	169,781
SBI Cards & Payment Services Ltd. (a)	4,707	66,323

See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INDIA – continued
SBI Life Insurance Co. Ltd. (b)	4,735	$ 72,437
Shriram Transport Finance Co. Ltd.	3,757	72,058
State Bank of India	13,612	91,281
Tata Consultancy Services Ltd.	2,544	115,435
Tata Elxsi Ltd.	321	25,173
Tata Steel Ltd.	3,302	58,029
Vedanta Ltd.	12,038	48,871
Wipro Ltd.	4,862	41,993
TOTAL INDIA		1,977,082
INDONESIA – 2.1%
Astra International Tbk PT	140,200	59,623
Kalbe Farma Tbk PT	2,057,100	232,317
Telkom Indonesia Persero Tbk PT	435,200	116,729
United Tractors Tbk PT	13,800	22,939
TOTAL INDONESIA		431,608
JERSEY – 0.8%
Polymetal International PLC	1,845	34,268
WNS Holdings Ltd. ADR (a)	1,376	122,203
TOTAL JERSEY		156,471
LUXEMBOURG – 0.1%
Ternium S.A. ADR	481	22,285
TOTAL LUXEMBOURG		22,285
MALAYSIA – 5.7%
DiGi.Com Bhd	79,400	81,107
Hong Leong Bank Bhd	15,300	69,535
Malayan Banking Bhd	45,617	88,678
Nestle Malaysia Bhd	5,800	188,384
Petronas Chemicals Group Bhd	10,800	22,664
Petronas Gas Bhd	90,200	364,634
PPB Group Bhd	43,900	192,732
Public Bank Bhd	95,000	95,665
Telekom Malaysia Bhd	56,700	79,279
TOTAL MALAYSIA		1,182,678
MAURITIUS – 0.0%
MakeMyTrip Ltd. (a)	101	3,199
TOTAL MAURITIUS		3,199
MEXICO – 1.6%
Banco del Bajio S.A. (b)	39,700	74,692
Grupo Aeroportuario del Sureste SAB de CV Class B	770	15,562
Grupo Mexico S.A.B. de C.V.	8,900	39,130
Kimberly-Clark de Mexico SAB de CV Class A	115,800	183,596

	Shares	Value

Orbia Advance Corp. SAB de CV	8,800	$ 22,922
TOTAL MEXICO		335,902
NETHERLANDS – 0.5%
VEON Ltd. (a)	53,489	112,862
TOTAL NETHERLANDS		112,862
PHILIPPINES – 1.7%
Manila Electric Co.	62,200	354,124
TOTAL PHILIPPINES		354,124
POLAND – 0.1%
Asseco Poland S.A.	257	6,334
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,619	14,515
TOTAL POLAND		20,849
RUSSIA – 3.8%
Inter RAO UES PJSC (a)	6,302,000	426,683
LUKOIL PJSC	346	35,299
MMC Norilsk Nickel PJSC	177	55,189
Sberbank of Russia PJSC	36,350	182,418
Surgutneftegas PJSC	40,500	19,468
VTB Bank PJSC	85,160,000	63,479
TOTAL RUSSIA		782,536
SAUDI ARABIA – 3.1%
Al Rajhi Bank	4,195	155,010
Jarir Marketing Co.	1,418	76,667
Mouwasat Medical Services Co.	3,629	173,957
Saudi Basic Industries Corp.	2,087	71,775
Southern Province Cement Co.	1,224	23,365
The Saudi National Bank	7,636	134,158
TOTAL SAUDI ARABIA		634,932
SOUTH AFRICA – 3.3%
African Rainbow Minerals Ltd.	2,662	35,645
AVI Ltd.	31,885	165,928
Capitec Bank Holdings Ltd.	768	86,237
Kumba Iron Ore Ltd.	1,022	31,211
Mr Price Group Ltd.	4,960	65,250
Rand Merchant Investment Holdings Ltd.	33,283	89,360
Truworths International Ltd.	17,115	60,713
Vodacom Group Ltd.	17,074	152,296
TOTAL SOUTH AFRICA		686,640
SOUTH KOREA – 12.6%
Cheil Worldwide, Inc.	3,467	70,761
DB HiTek Co. Ltd.	82	4,035
DGB Financial Group, Inc.	11,124	98,527

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
Douzone Bizon Co. Ltd.	34	$ 2,366
GS Engineering & Construction Corp.	433	15,322
GS Holdings Corp.	475	17,174
Hankook Tire & Technology Co. Ltd.	1,761	62,314
Hyosung TNC Corp.	95	48,535
Hyundai Glovis Co. Ltd.	99	14,191
Iljin Materials Co. Ltd.	47	4,042
KMW Co. Ltd. (a)	62	2,186
KT&G Corp.	2,835	196,755
Kumho Petrochemical Co. Ltd.	206	30,321
L&F Co. Ltd.	52	8,192
LEENO Industrial, Inc.	21	3,077
LG Display Co. Ltd. (a)	477	8,042
LG Innotek Co. Ltd.	29	5,199
LG Uplus Corp.	6,141	75,413
Lotte Chemical Corp.	168	32,276
NAVER Corp.	571	198,876
NCSoft Corp.	143	76,728
Osstem Implant Co. Ltd.	1,545	163,286
Pearl Abyss Corp. (a)	1,219	108,386
POSCO	227	57,500
S-1 Corp.	215	15,326
Samsung Electro-Mechanics Co. Ltd.	126	17,144
Samsung Electronics Co. Ltd.	12,622	753,939
Samsung SDI Co. Ltd.	120	75,376
Samsung SDS Co. Ltd.	84	10,998
Seegene, Inc.	3,173	144,456
SK Hynix, Inc.	1,158	102,070
WONIK IPS Co. Ltd.	65	2,250
Woongjin Coway Co. Ltd.	1,042	70,801
Woori Financial Group, Inc.	10,214	115,815
TOTAL SOUTH KOREA		2,611,679
TAIWAN – 12.0%
ASE Technology Holding Co. Ltd.	12,000	43,066
Asustek Computer, Inc.	3,000	38,082
Catcher Technology Co. Ltd.	5,000	28,948
Cathay Financial Holding Co. Ltd.	52,000	108,643
Chicony Electronics Co. Ltd.	9,000	25,697
China Life Insurance Co. Ltd.	76,960	80,258
Chipbond Technology Corp.	9,000	20,810
Chunghwa Telecom Co. Ltd.	27,000	107,287
Elan Microelectronics Corp.	4,000	24,021
eMemory Technology, Inc.	1,000	82,709
Far EasTone Telecommunications Co. Ltd.	37,000	81,428
Formosa Plastics Corp.	21,000	81,180
Hon Hai Precision Industry Co. Ltd.	32,000	123,128
International Games System Co. Ltd.	2,000	51,351
Lite-On Technology Corp.	14,000	30,861
MediaTek, Inc.	4,000	131,327

	Shares	Value

Nantex Industry Co. Ltd.	13,000	$ 38,100
Novatek Microelectronics Corp.	2,000	29,883
Phison Electronics Corp.	1,000	14,042
Pou Chen Corp.	61,000	74,801
Quanta Computer, Inc.	14,000	39,269
Radiant Opto-Electronics Corp.	7,000	24,493
Simplo Technology Co. Ltd.	2,000	21,504
SinoPac Financial Holdings Co. Ltd.	155,000	78,870
Sitronix Technology Corp.	2,000	19,167
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	891,094
Tripod Technology Corp.	6,000	25,352
United Microelectronics Corp.	34,000	70,914
Yuanta Financial Holding Co. Ltd.	98,000	87,045
TOTAL TAIWAN		2,473,330
THAILAND – 1.0%
Advanced Info Service PCL	2,400	13,670
Advanced Info Service PCL NVDR	14,000	79,741
Intouch Holdings PCL	38,400	87,082
Intouch Holdings PCL Class F	3,000	6,803
The Siam Cement PCL	300	3,571
The Siam Cement PCL NVDR	1,300	15,475
TOTAL THAILAND		206,342
TURKEY – 1.3%
Akbank T.A.S.	85,287	51,979
BIM Birlesik Magazalar AS	22,092	142,797
Enka Insaat ve Sanayi AS	12,340	14,117
Haci Omer Sabanci Holding AS	47,885	55,380
TOTAL TURKEY		264,273
UNITED ARAB EMIRATES – 3.5%
Aldar Properties PJSC	435,513	479,009
Dubai Islamic Bank PJSC	40,738	56,674
Emirates Telecommunications Group Co. PJSC	26,194	182,559
TOTAL UNITED ARAB EMIRATES		718,242
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	833	47,548
TOTAL UNITED STATES OF AMERICA		47,548
TOTAL COMMON STOCKS (Cost $20,434,833)		20,563,129
Preferred Stock – 0.5%

BRAZIL – 0.4%
Itausa - Investimentos Itau S.A.	42,200	76,734
TOTAL BRAZIL		76,734
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments–continued
Preferred Stock – continued
	Shares	Value
RUSSIA – 0.1%
Transneft PJSC	7	$ 15,004
TOTAL RUSSIA		15,004
TOTAL PREFERRED STOCKS (Cost $116,124)		91,738
Money Market Fund – 0.2%

Fidelity Cash Central Fund, 0.06% (c) (Cost $50,336)	50,326	50,336
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $20,601,293)		20,705,203
NET OTHER ASSETS (LIABILITIES) – (0.00%)		(2,277)
NET ASSETS – 100.0%		$ 20,702,926

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $780,677 or 3.8% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$—	$880,915	$830,579	$15	$—	$—	$50,336	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 3,385,400	$ 3,371,730	$ 13,670	$ —
Consumer Discretionary	2,247,782	2,247,782	—	—
Consumer Staples	2,066,732	2,066,732	—	—
Energy	207,391	207,391	—	—
Financials	3,323,639	3,323,639	—	—
Health Care	1,874,354	1,874,354	—	—
Industrials	175,833	175,833	—	—
Information Technology	3,495,070	3,495,070	—	—
Materials	967,819	964,248	3,571	—
Real Estate	1,346,122	1,346,122	—	—
Utilities	1,472,987	1,472,987	—	—
Preferred Stock	91,738	91,738	—	—
Money Market Fund	50,336	50,336	—	—
Total Investments in Securities:	$ 20,705,203	$ 20,687,962	$ 17,241	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 6.8%
Coles Group Ltd.	13,183	$ 169,716
Commonwealth Bank of Australia	19,959	1,569,279
Computershare Ltd.	15,873	223,661
Fortescue Metals Group Ltd.	12,099	126,590
QBE Insurance Group Ltd.	139,358	1,238,267
Sonic Healthcare Ltd.	12,807	385,062
Wesfarmers Ltd.	7,102	305,389
Woodside Petroleum Ltd.	91,573	1,599,833
TOTAL AUSTRALIA		5,617,797
BERMUDA – 4.0%
Hongkong Land Holdings Ltd.	539,625	2,973,334
Jardine Matheson Holdings Ltd.	4,982	288,607
TOTAL BERMUDA		3,261,941
CANADA – 11.5%
Emera, Inc. (a)	34,931	1,622,627
Enbridge, Inc.	67,354	2,816,854
Finning International, Inc.	22,920	677,495
Great-West Lifeco, Inc.	45,529	1,337,349
Manulife Financial Corp.	63,524	1,235,580
Nutrien Ltd.	3,371	235,240
Power Corp. of Canada	46,128	1,533,941
TOTAL CANADA		9,459,086
DENMARK – 1.1%
Novo Nordisk A/S Class B	4,308	471,991
Pandora A/S	3,135	438,233
TOTAL DENMARK		910,224
FINLAND – 0.5%
Nokian Renkaat Oyj	8,011	300,371
Orion Oyj Class B	2,488	107,770
TOTAL FINLAND		408,141
FRANCE – 9.7%
Bouygues S.A.	8,699	352,342
Cie Generale des Etablissements Michelin SCA	2,126	333,864
Danone S.A.	2,609	170,135
Kering S.A.	518	388,567
Klepierre S.A.	122,764	2,920,930
Sanofi	3,091	309,165
Schneider Electric SE	3,437	592,245
TOTAL S.A.	57,215	2,871,615
TOTAL FRANCE		7,938,863
GERMANY – 3.5%
Allianz SE	5,170	1,203,476

	Shares	Value

BASF SE	2,039	$ 146,958
Bayer AG	3,371	189,866
Bayerische Motoren Werke AG	4,060	409,891
SAP SE	2,337	338,927
Siemens AG	3,436	557,797
TOTAL GERMANY		2,846,915
HONG KONG – 3.6%
BOC Hong Kong Holdings Ltd.	341,500	1,084,329
Power Assets Holdings Ltd.	313,000	1,909,211
TOTAL HONG KONG		2,993,540
ITALY – 3.3%
Assicurazioni Generali SpA (a)	50,004	1,090,795
Enel SpA	194,709	1,630,465
TOTAL ITALY		2,721,260
JAPAN – 18.8%
Astellas Pharma, Inc.	16,300	274,037
Bridgestone Corp.	7,300	321,322
Canon, Inc.	10,400	233,310
Daito Trust Construction Co. Ltd.	24,300	3,009,130
Eisai Co. Ltd.	3,500	246,389
Honda Motor Co. Ltd.	11,600	340,701
Japan Tobacco, Inc.	9,600	188,211
KDDI Corp.	67,100	2,076,113
Keyence Corp.	600	360,500
Kirin Holdings Co. Ltd.	9,000	156,361
Kyocera Corp.	3,500	204,275
Mitsubishi Corp.	19,300	611,371
Mitsubishi Heavy Industries Ltd.	14,500	369,923
Mitsubishi UFJ Financial Group, Inc.	228,000	1,244,727
Mitsui & Co. Ltd.	25,500	579,662
Otsuka Holdings Co. Ltd.	6,100	240,416
Shimizu Corp.	58,100	424,445
Showa Denko KK	8,600	215,783
SoftBank Corp.	143,600	1,957,695
Subaru Corp.	12,900	252,061
Sumitomo Corp.	32,200	456,631
Sumitomo Mitsui Financial Group, Inc.	31,504	1,028,076
Toyota Motor Corp.	37,835	665,783
TOTAL JAPAN		15,456,922
NETHERLANDS – 1.0%
ASML Holding N.V.	768	622,582
Koninklijke Ahold Delhaize N.V.	5,420	176,439
TOTAL NETHERLANDS		799,021

See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
NORWAY – 0.2%
Mowi ASA	5,664	$ 163,774
TOTAL NORWAY		163,774
SINGAPORE – 3.7%
Oversea-Chinese Banking Corp. Ltd.	140,732	1,231,470
Singapore Telecommunications Ltd.	863,600	1,601,038
Singapore Telecommunications Ltd.	22,600	41,898
Venture Corp. Ltd.	11,600	161,807
TOTAL SINGAPORE		3,036,213
SOUTH AFRICA – 0.0%
Thungela Resources Ltd. (b)	421	1,979
TOTAL SOUTH AFRICA		1,979
SPAIN – 8.1%
ACS Actividades de Construccion y Servicios S.A.	14,768	386,752
Banco Bilbao Vizcaya Argentaria S.A.	194,512	1,364,549
Banco Santander S.A. (a)	330,597	1,253,534
Enagas S.A.	76,939	1,727,775
Telefonica S.A.	439,916	1,916,479
TOTAL SPAIN		6,649,089
SWEDEN – 2.1%
Industrivarden AB Class A (a)	1,510	49,800
Securitas AB Class B	34,895	576,945
Svenska Handelsbanken AB (a)	98,167	1,124,031
TOTAL SWEDEN		1,750,776
SWITZERLAND – 5.8%
ABB Ltd.	19,219	637,093
Clariant AG	4,902	103,324
Nestle S.A.	4,503	595,406
Novartis AG	5,414	448,170
Roche Holding AG	1,567	607,164
UBS Group AG	69,889	1,273,108
Zurich Insurance Group AG	2,557	1,135,854
TOTAL SWITZERLAND		4,800,119
UNITED KINGDOM – 15.6%
Anglo American PLC	4,161	158,705
AstraZeneca PLC	3,308	412,362
Avast PLC (c)	19,152	146,909
BAE Systems PLC	50,720	383,636
Berkeley Group Holdings PLC	5,121	305,704
BHP Group PLC	5,422	143,813

	Shares	Value

BP PLC	644,728	$ 3,094,929
British American Tobacco PLC	5,228	182,489
GlaxoSmithKline PLC	14,598	301,874
HSBC Holdings PLC	258,860	1,566,584
Imperial Brands PLC	5,649	119,403
Legal & General Group PLC	294,517	1,166,315
National Grid PLC	156,570	2,007,539
RELX PLC	15,658	485,927
Rio Tinto PLC	2,219	138,716
Spectris PLC	3,118	160,873
The Sage Group PLC	16,657	162,294
Unilever PLC	4,697	251,871
Vodafone Group PLC	1,127,875	1,670,335
TOTAL UNITED KINGDOM		12,860,278
TOTAL COMMON STOCKS (Cost $75,200,684)		81,675,938
Money Market Funds – 5.9%

Fidelity Cash Central Fund, 0.06% (d)	56,455	56,466
Fidelity Securities Lending Cash Central Fund, 0.06% (d)(e)	4,767,678	4,768,155
TOTAL MONEY MARKET FUNDS (Cost $4,824,621)		4,824,621
TOTAL INVESTMENT IN SECURITIES – 105.2% (Cost $80,025,305)		86,500,559
NET OTHER ASSETS (LIABILITIES) – (5.2%)		(4,303,484)
NET ASSETS – 100.0%		$ 82,197,075

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,909 or 0.2% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	4	December 2021	$467,920	$3,433	$3,433
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$10,119	$ 3,841,977	$ 3,795,630	$ 47	$—	$—	$ 56,466	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	933,300	13,948,526	10,113,671	3,648	—	—	$4,768,155	0.0%
Total	$943,419	$17,790,503	$13,909,301	$3,695	$—	$—	$4,824,621
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 9,263,558	$ 9,263,558	$ —	$ —
Consumer Discretionary	4,061,886	4,061,886	—	—
Consumer Staples	2,173,805	2,173,805	—	—
Energy	10,385,210	10,385,210	—	—
Financials	22,731,064	22,731,064	—	—
Health Care	3,994,266	3,994,266	—	—
Industrials	7,380,871	7,380,871	—	—
Information Technology	2,615,138	2,615,138	—	—
Materials	1,269,129	1,269,129	—	—
Real Estate	8,903,394	8,903,394	—	—
Utilities	8,897,617	8,897,617	—	—
Money Market Funds	4,824,621	4,824,621	—	—
Total Investments in Securities:	$ 86,500,559	$ 86,500,559	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 3,433	$ 3,433	$ —	$ —
Total Assets	$ 3,433	$ 3,433	—	$ —
Total Derivative Instruments:	$ 3,433	$ 3,433	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$3,433	$0
Total Equity Risk	3,433	0
Total Value of Derivatives	$3,433	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2021
Showing Percentage of Net Assets
Common Stocks – 98.4%
	Shares	Value
AUSTRALIA – 3.4%
ASX Ltd.	629	$ 39,222
Australia & New Zealand Banking Group Ltd.	3,105	65,627
BHP Group Ltd.	1,147	31,514
Commonwealth Bank of Australia	1,702	133,820
Fortescue Metals Group Ltd.	1,000	10,463
JB Hi-Fi Ltd.	518	19,644
Medibank Pvt Ltd.	14,081	35,113
Rio Tinto Ltd.	866	58,730
Sonic Healthcare Ltd.	4,600	138,306
Wesfarmers Ltd.	1,684	72,413
TOTAL AUSTRALIA		604,852
AUSTRIA – 0.0%
voestalpine AG	98	3,724
TOTAL AUSTRIA		3,724
BELGIUM – 0.2%
Sofina S.A.	91	40,270
TOTAL BELGIUM		40,270
BERMUDA – 0.3%
Jardine Matheson Holdings Ltd.	977	56,598
TOTAL BERMUDA		56,598
CANADA – 9.9%
Barrick Gold Corp.	1,482	27,152
Canadian Apartment Properties REIT	3,840	187,206
Canadian Imperial Bank of Commerce	607	73,537
Canadian National Railway Co.	899	119,291
Canadian Pacific Railway Ltd.	799	61,745
CGI, Inc. (a)	703	62,703
Constellation Software, Inc.	42	73,696
Empire Co. Ltd.	4,038	120,533
Great-West Lifeco, Inc.	1,203	35,336
Kirkland Lake Gold Ltd.	1,332	56,061
Loblaw Cos. Ltd.	1,405	105,504
National Bank of Canada	777	64,226
Northland Power, Inc.	4,736	152,027
Open Text Corp.	1,413	71,063
Power Corp. of Canada	1,489	49,515
Quebecor, Inc.	6,583	167,503
Royal Bank of Canada	1,025	106,523
The Bank of Nova Scotia	1,419	92,887
The Toronto-Dominion Bank	1,713	124,155
TOTAL CANADA		1,750,663
DENMARK – 4.3%
Carlsberg AS	655	108,159
Coloplast A/S Class B	728	118,797

	Shares	Value

GN Store Nord A/S	700	$ 42,523
Netcompany Group A/S (b)	118	13,418
Novo Nordisk A/S Class B	2,513	275,328
Novozymes A/S Class B	718	52,853
Pandora A/S	427	59,689
Royal Unibrew A/S	525	65,205
SimCorp A/S	199	24,066
TOTAL DENMARK		760,038
FINLAND – 0.2%
Kone Oyj Class B	479	32,683
TOTAL FINLAND		32,683
FRANCE – 8.2%
Bureau Veritas S.A.	1,967	62,507
Cie Generale des Etablissements Michelin SCA	307	48,211
Dassault Systemes SE	717	41,803
Edenred	980	53,042
Hermes International	26	41,236
La Francaise des Jeux SAEM (b)	426	22,135
Legrand S.A.	782	85,284
L'Oreal S.A.	477	218,016
LVMH Moet Hennessy Louis Vuitton SE	174	136,362
Publicis Groupe S.A.	3,308	221,805
Remy Cointreau S.A.	460	92,946
Sanofi	1,612	161,234
Sartorius Stedim Biotech	150	82,662
Schneider Electric SE	735	126,651
SEB S.A.	18	2,818
Teleperformance	120	50,146
TOTAL FRANCE		1,446,858
GERMANY – 6.3%
Allianz SE	413	96,139
Carl Zeiss Meditec AG	360	72,469
Deutsche Bank AG (a)	5,805	74,877
Deutsche Post AG	1,050	65,033
Knorr-Bremse AG	476	50,205
Merck KGaA	442	104,449
ProSiebenSat.1 Media SE	9,055	151,787
Rational AG	47	46,754
TAG Immobilien AG	6,786	206,379
Uniper SE	5,529	244,484
TOTAL GERMANY		1,112,576
HONG KONG – 1.2%
Sino Land Co. Ltd.	160,993	211,510
TOTAL HONG KONG		211,510

See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
IRELAND – 0.3%
Grafton Group PLC	2,291	$ 42,113
Smurfit Kappa Group PLC	176	9,224
TOTAL IRELAND		51,337
ISRAEL – 1.9%
Bank Hapoalim BM	6,685	65,858
Bank Leumi Le-Israel BM	7,192	68,734
ICL Group Ltd.	5,739	49,176
Israel Discount Bank Ltd. Class A (a)	10,779	65,148
Mizrahi Tefahot Bank Ltd.	1,517	55,214
Nice Ltd. (a)	125	35,249
TOTAL ISRAEL		339,379
ITALY – 4.1%
Assicurazioni Generali SpA	3,339	72,838
DiaSorin SpA	512	115,747
Enel SpA	22,415	187,700
Moncler SpA	885	63,621
Recordati Industria Chimica e Farmaceutica SpA	1,217	76,221
Snam SpA	37,786	214,135
TOTAL ITALY		730,262
JAPAN – 22.2%
Advance Residence Investment Corp.	70	229,599
Astellas Pharma, Inc.	9,000	151,309
Bandai Namco Holdings, Inc.	600	45,711
Dai Nippon Printing Co. Ltd.	2,700	66,538
Daito Trust Construction Co. Ltd.	1,700	210,515
Daiwa Securities Group, Inc.	11,500	64,416
Food & Life Cos. Ltd.	1,400	60,469
FUJIFILM Holdings Corp.	800	61,748
Fujitsu Ltd.	400	68,845
Hitachi Ltd.	1,700	97,714
Hoya Corp.	1,000	146,678
Iida Group Holdings Co. Ltd.	2,100	51,623
ITOCHU Corp.	3,100	88,140
Kajima Corp.	5,700	69,985
Kao Corp.	1,700	95,880
KDDI Corp.	6,800	210,396
Kobayashi Pharmaceutical Co. Ltd.	1,100	87,884
Medipal Holdings Corp.	6,600	118,948
Mitsui & Co. Ltd.	3,700	84,108
Nexon Co. Ltd.	6,900	116,851
Nippon Telegraph & Telephone Corp.	7,600	212,487
NOF Corp.	1,100	55,084
Nomura Research Institute Ltd.	1,500	59,724
Obayashi Corp.	4,400	36,967
Obic Co. Ltd.	300	55,225

	Shares	Value

Oji Holdings Corp.	8,700	$ 43,033
ORIX Corp.	4,900	96,904
Osaka Gas Co. Ltd.	12,800	206,102
Otsuka Corp.	1,100	54,023
Rinnai Corp.	500	51,129
Secom Co. Ltd.	200	13,574
Sekisui House Ltd.	2,900	60,060
Shimano, Inc.	200	55,391
Shionogi & Co. Ltd.	2,500	162,399
Sohgo Security Services Co. Ltd.	1,000	42,622
Sony Corp.	1,200	138,286
Sumitomo Mitsui Trust Holdings, Inc.	1,900	62,553
Taisei Corp.	1,500	46,963
The Shizuoka Bank Ltd.	7,800	62,728
Toppan Printing Co. Ltd.	3,700	59,479
Toyo Suisan Kaisha Ltd.	2,900	124,876
Trend Micro, Inc.	1,100	62,030
USS Co. Ltd.	2,200	35,308
TOTAL JAPAN		3,924,304
LUXEMBOURG – 0.5%
Eurofins Scientific SE	700	82,579
TOTAL LUXEMBOURG		82,579
NETHERLANDS – 2.3%
ASM International N.V.	106	48,013
ASML Holding N.V.	233	188,882
NN Group N.V.	1,330	71,293
Wolters Kluwer N.V.	881	92,411
TOTAL NETHERLANDS		400,599
NEW ZEALAND – 0.0%
Fletcher Building Ltd.	1,166	5,983
TOTAL NEW ZEALAND		5,983
NORWAY – 1.0%
Norsk Hydro ASA	7,218	52,800
Orkla ASA	7,976	77,466
Yara International ASA	677	35,277
TOTAL NORWAY		165,543
SINGAPORE – 1.4%
DBS Group Holdings Ltd.	3,300	77,159
Oversea-Chinese Banking Corp. Ltd.	6,481	56,712
Singapore Exchange Ltd.	6,800	48,813
United Overseas Bank Ltd.	3,200	63,478
TOTAL SINGAPORE		246,162
SPAIN – 2.7%
Enagas S.A.	7,321	164,404

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
SPAIN – continued
Industria de Diseno Textil S.A.	2,068	$ 74,763
Red Electrica Corp. S.A.	11,217	233,785
TOTAL SPAIN		472,952
SWEDEN – 3.1%
Atlas Copco AB Class A	1,596	102,541
Epiroc AB	2,969	73,875
Essity AB Class B	1,889	61,101
Evolution Gaming Group AB (b)	330	53,378
Industrivarden AB Class A	1,091	35,975
Investor AB	2,750	63,367
Nibe Industrier AB	3,368	50,137
Swedish Match AB	12,021	105,786
TOTAL SWEDEN		546,160
SWITZERLAND – 13.9%
Chocoladefabriken Lindt & Spruengli AG	5	59,042
Cie Financiere Richemont S.A.	553	68,448
EMS-Chemie Holding AG	54	53,631
Galenica AG (b)	147	10,779
Geberit AG	123	96,219
Kuehne + Nagel International AG	185	58,370
Logitech International S.A.	131	10,927
Nestle S.A.	3,437	454,455
Novartis AG	2,277	188,489
Partners Group Holding AG	33	57,694
PSP Swiss Property AG	1,467	183,666
Roche Holding AG	895	346,785
Schindler Holding AG	307	80,030
Siegfried Holding AG	73	70,264
Sika AG	22	7,464
Sonova Holding AG	191	79,076
Straumann Holding AG	33	68,690
Swisscom AG	304	165,815
Tecan Group AG	117	71,704
The Swatch Group AG	207	56,907
UBS Group AG	6,726	122,522
Zurich Insurance Group AG	307	136,373
TOTAL SWITZERLAND		2,447,350
UNITED KINGDOM – 10.3%
Admiral Group PLC	989	38,908
Auto Trader Group PLC (b)	14,429	119,779
Avast PLC (b)	4,751	36,443
Aviva PLC	11,325	61,272
Barclays PLC	29,092	80,653
BHP Group PLC	1,393	36,948
Diageo PLC	3,978	198,047

	Shares	Value

Halma PLC	1,181	$ 47,950
IG Group Holdings PLC	3,869	42,083
IMI PLC	1,650	36,957
Imperial Brands PLC	5,159	109,045
J Sainsbury PLC	22,971	94,273
Lloyds Banking Group PLC	127,521	87,784
Next PLC	664	72,505
Persimmon PLC	2,233	83,287
RELX PLC	2,391	74,202
Rightmove PLC	17,582	166,631
Rio Tinto PLC	604	37,758
Royal Mail PLC	8,434	48,614
Tate & Lyle PLC	6,473	57,514
The Sage Group PLC	5,202	50,684
Unilever PLC	4,290	230,046
TOTAL UNITED KINGDOM		1,811,383
UNITED STATES OF AMERICA – 0.7%
Bausch Health Cos., Inc. (a)	4,401	123,166
TOTAL UNITED STATES OF AMERICA		123,166
TOTAL COMMON STOCKS (Cost $15,784,284)		17,366,931
Money Market Fund – 0.7%

Fidelity Cash Central Fund, 0.06% (c) (Cost $119,828)	119,804	119,828
TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $15,904,112)		17,486,759
NET OTHER ASSETS (LIABILITIES) – 0.9%		161,227
NET ASSETS – 100.0%		$ 17,647,986

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,932 or 1.5% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	2	December 2021	$233,960	$(2,998)	$(2,998)
The notional amount of futures purchased as a percentage of Net Assets is 1.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$3,691	$950,387	$834,250	$46	$—	$—	$119,828	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Investment Valuation
The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,533,054	$ 1,533,054	$ —	$ —
Consumer Discretionary	1,373,394	1,373,394	—	—
Consumer Staples	2,465,778	2,465,778	—	—
Financials	2,689,726	2,689,726	—	—
Health Care	2,808,602	2,808,602	—	—
Industrials	2,124,439	2,124,439	—	—
Information Technology	1,119,534	1,119,534	—	—
Materials	620,892	620,892	—	—
Real Estate	1,228,875	1,228,875	—	—
Utilities	1,402,637	1,402,637	—	—
Money Market Fund	119,828	119,828	—	—
Total Investments in Securities:	$ 17,486,759	$ 17,486,759	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ (2,998)	$ (2,998)	$ —	$ —
Total Assets	$ (2,998)	$ (2,998)	—	$ —
Total Derivative Instruments:	$ (2,998)	$ (2,998)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(2,998)
Total Equity Risk	0	(2,998)
Total Value of Derivatives	$0	$(2,998)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 3.4%
ASX Ltd.	6,918	$ 431,381
Macquarie Group Ltd.	4,048	597,582
Rio Tinto Ltd.	5,904	400,390
TOTAL AUSTRALIA		1,429,353
CANADA – 12.1%
Alimentation Couche-Tard, Inc. Class B	7,635	285,924
Canadian National Railway Co.	4,669	619,545
Canadian Tire Corp. Ltd.	2,522	357,644
CGI, Inc. (a)	1,919	171,163
Fairfax Financial Holdings Ltd.	640	258,803
Fortis, Inc.	3,232	143,641
Manulife Financial Corp.	17,452	339,452
Shaw Communications, Inc.	7,603	218,604
Shopify, Inc. Class A (a)	317	462,124
Sun Life Financial, Inc.	6,321	359,663
Suncor Energy, Inc.	27,830	730,803
The Toronto-Dominion Bank	7,683	556,848
West Fraser Timber Co. Ltd.	6,375	509,619
TOTAL CANADA		5,013,833
CAYMAN ISLANDS – 0.4%
CK Asset Holdings Ltd.	29,000	179,129
TOTAL CAYMAN ISLANDS		179,129
DENMARK – 1.0%
AP Moller - Maersk A/S Class B	144	416,542
TOTAL DENMARK		416,542
FRANCE – 11.3%
Atos SE	4,971	258,756
AXA S.A.	15,022	437,386
BNP Paribas S.A.	7,151	479,151
Carrefour S.A.	13,534	245,192
Cie de Saint-Gobain	5,175	356,691
La Francaise des Jeux SAEM (b)	9,310	483,752
Publicis Groupe S.A.	5,133	344,173
Sanofi	5,284	528,511
Schneider Electric SE	2,875	495,404
Sodexo S.A. (a)	5,619	546,217
TOTAL S.A.	9,772	490,456
TOTAL FRANCE		4,665,689
GERMANY – 10.6%
Allianz SE	2,150	500,479
Bayerische Motoren Werke AG	4,237	427,761
Daimler AG	5,457	541,458
Deutsche Bank AG (a)	27,884	359,667
Deutsche Post AG	8,228	509,609

	Shares	Value

Fresenius Medical Care AG & Co. KGaA	4,117	$ 273,762
Fresenius SE & Co. KGaA	6,416	291,539
RWE AG	14,055	541,141
SAP SE	3,730	540,949
Vonovia SE	6,686	405,902
TOTAL GERMANY		4,392,267
HONG KONG – 2.3%
AIA Group Ltd.	42,800	483,347
BOC Hong Kong Holdings Ltd.	73,500	233,377
CK Hutchison Holdings Ltd.	36,000	242,266
TOTAL HONG KONG		958,990
JAPAN – 21.2%
Brother Industries Ltd.	17,200	331,555
Chubu Electric Power Co., Inc.	20,600	213,001
Daiwa House Industry Co. Ltd.	11,800	388,176
Fujitsu Ltd.	2,500	430,278
Honda Motor Co. Ltd.	13,300	390,631
Iida Group Holdings Co. Ltd.	14,200	349,069
ITOCHU Corp.	14,400	409,426
Japan Tobacco, Inc.	31,000	607,766
JXTG Holdings, Inc.	29,900	120,518
Kajima Corp.	28,300	347,468
KDDI Corp.	10,100	312,500
Marubeni Corp.	45,500	383,553
Mitsubishi Corp.	15,000	475,159
Mitsubishi UFJ Financial Group, Inc.	74,000	403,990
Mitsui & Co. Ltd.	17,800	404,627
NEC Corp.	7,500	382,811
Nintendo Co. Ltd.	600	264,153
Nippon Steel Corp.	25,300	443,540
Otsuka Holdings Co. Ltd.	9,700	382,300
Panasonic Corp.	30,700	374,916
Sony Corp.	5,700	656,856
Sumitomo Mitsui Financial Group, Inc.	10,300	336,122
Takeda Pharmaceutical Co. Ltd.	13,400	376,410
TOTAL JAPAN		8,784,825
LUXEMBOURG – 0.8%
ArcelorMittal S.A.	9,876	335,155
TOTAL LUXEMBOURG		335,155
NETHERLANDS – 8.2%
ASML Holding N.V.	1,138	922,523
Koninklijke Ahold Delhaize N.V.	9,837	320,228
Koninklijke Philips N.V.	8,527	401,869
NN Group N.V.	6,595	353,517
Prosus N.V.	4,810	424,213
Randstad N.V.	5,014	360,912

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
NETHERLANDS – continued
Royal Dutch Shell PLC	25,959	$ 598,155
TOTAL NETHERLANDS		3,381,417
NEW ZEALAND – 0.0%
Fletcher Building Ltd.	1,692	8,682
TOTAL NEW ZEALAND		8,682
SINGAPORE – 0.3%
CapitaLand Integrated Commercial Trust	67,500	107,620
TOTAL SINGAPORE		107,620
SPAIN – 1.6%
ACS Actividades de Construccion y Servicios S.A.	13,281	347,810
Telefonica S.A.	73,362	319,599
TOTAL SPAIN		667,409
SWEDEN – 3.6%
Essity AB Class B	8,556	276,749
Investor AB	16,472	379,555
Telefonaktiebolaget LM Ericsson	24,561	268,817
Volvo AB Class B	24,577	572,094
TOTAL SWEDEN		1,497,215
SWITZERLAND – 8.3%
Galenica AG (b)	1,530	112,186
LafargeHolcim Ltd.	6,054	302,849
Nestle S.A.	7,808	1,032,408
Novartis AG	6,266	518,698
Roche Holding AG	1,776	688,145
STMicroelectronics N.V.	6,551	310,031
UBS Group AG	25,741	468,902
TOTAL SWITZERLAND		3,433,219
UNITED KINGDOM – 13.4%
Anglo American PLC	9,207	351,165
Barclays PLC	162,890	451,587
BHP Group PLC	13,536	359,029
British American Tobacco PLC	15,536	542,302
Centrica PLC (a)	703,325	581,534

	Shares	Value

GlaxoSmithKline PLC	24,974	$ 516,440
HSBC Holdings PLC	100,567	608,617
Imperial Brands PLC	20,347	430,074
Kingfisher PLC	90,011	413,331
RELX PLC	14,209	440,959
Rio Tinto PLC	5,694	355,949
Royal Mail PLC	45,646	263,104
Vodafone Group PLC	167,063	247,413
TOTAL UNITED KINGDOM		5,561,504
UNITED STATES OF AMERICA – 0.9%
Bausch Health Cos., Inc. (a)	14,124	395,274
TOTAL UNITED STATES OF AMERICA		395,274
TOTAL COMMON STOCKS (Cost $39,036,977)		41,228,123
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.06% (c) (Cost $33,305)	33,298	33,305
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $39,070,282)		41,261,428
NET OTHER ASSETS (LIABILITIES) – 0.5%		188,005
NET ASSETS – 100.0%		$41,449,433

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $595,938 or 1.4% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	2	December 2021	$233,960	$1,717	$1,717
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$—	$2,109,800	$2,076,495	$ 13	$—	$—	$33,305	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	—	1,769,374	1,769,374	1,532	—	—	$ —	0.0%
Total	$—	$3,879,174	$3,845,869	$1,545	$—	$—	$33,305
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Investment Valuation
The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,706,442	$ 1,706,442	$ —	$ —
Consumer Discretionary	4,965,848	4,965,848	—	—
Consumer Staples	3,740,643	3,740,643	—	—
Energy	1,939,932	1,939,932	—	—
Financials	8,039,426	8,039,426	—	—
Health Care	4,485,134	4,485,134	—	—
Industrials	6,653,851	6,653,851	—	—
Information Technology	4,079,007	4,079,007	—	—
Materials	3,057,696	3,057,696	—	—
Real Estate	1,080,827	1,080,827	—	—
Utilities	1,479,317	1,479,317	—	—
Money Market Fund	33,305	33,305	—	—
Total Investments in Securities:	$ 41,261,428	$ 41,261,428	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 1,717	$ 1,717	$ —	$ —
Total Assets	$ 1,717	$ 1,717	—	$ —
Total Derivative Instruments:	$ 1,717	$ 1,717	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$1,717	$0
Total Equity Risk	1,717	0
Total Value of Derivatives	$1,717	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Financial Statements
Statements of Assets and Liabilities
October 31, 2021
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $—, $4,309,268, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$20,654,867	$81,675,938	$17,366,931	$41,228,123
Fidelity Central Funds	50,336	4,824,621	119,828	33,305
Total Investments in Securities	$20,705,203	$86,500,559	$17,486,759	$41,261,428
Segregated cash with brokers for derivative instruments	—	24,236	12,118	12,118
Cash	118	14,301	48,187	11,326
Foreign currency held at value (cost $50,197, $51,825, $25,175 and $8,684, respectively)	49,677	51,852	25,297	8,751
Dividends receivable	9,365	293,097	51,440	118,861
Reclaims receivable	—	109,538	31,192	51,569
Distributions receivable from Fidelity Central Funds	2	828	6	2
Total assets	20,764,365	86,994,411	17,654,999	41,464,055
Liabilities
Accrued management fees	7,774	26,401	5,623	13,232
Payable for daily variation margin on futures contracts	—	2,780	1,390	1,390
Other payables and accrued expenses	53,665	—	—	—
Collateral on securities loaned, at value	—	4,768,155	—	—
Total liabilities	61,439	4,797,336	7,013	14,622
Net Assets	$20,702,926	$82,197,075	$17,647,986	$41,449,433
Net Assets consist of:
Paid in capital	$21,031,053	$81,880,795	$16,134,082	$40,759,711
Total accumulated earnings (loss)	(328,127)	316,280	1,513,904	689,722
Net Assets	$20,702,926	$82,197,075	$17,647,986	$41,449,433
Shares outstanding	800,000	3,900,000	600,000	1,700,000
Net Asset Value per share	$ 25.88	$ 21.08	$ 29.41	$ 24.38
Investments at cost – Unaffiliated issuers	$20,550,957	$75,200,684	$15,784,284	$39,036,977
Investments at cost – Fidelity Central Funds	50,336	4,824,621	119,828	33,305
Investments at cost	$20,601,293	$80,025,305	$15,904,112	$39,070,282
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Statements of Operations
For the year ended October 31, 2021
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$ 657,985	$ 2,958,485	$ 399,089	$ 1,108,817
Non-Cash dividends	—	306,592	—	60,940
Interest	1	25	—	2
Income from Fidelity Central Funds (including $—, $3,648, $— and $1,532, from security lending, respectively)	15	3,695	46	1,545
Income before foreign taxes withheld	658,001	3,268,797	399,135	1,171,304
Less foreign taxes withheld	(72,202)	(253,624)	(41,244)	(106,763)
Total income	585,799	3,015,173	357,891	1,064,541
Expenses
Management fees	85,048	278,396	52,205	111,283
Independent trustees' fees and expenses	66	254	48	97
Total expenses before reductions	85,114	278,650	52,253	111,380
Expense reductions	(3)	(4)	(16)	(5)
Total expenses	85,111	278,646	52,237	111,375
Net investment income (loss)	500,688	2,736,527	305,654	953,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (net of foreign taxes of $45,517, $-, $-, $-, respectively.)	141,708	2,428,128	271,773	1,337,545
Net realized gain (loss) on In-kind redemptions	—	—	—	1,047,707
Net realized gain (loss) on futures contracts	(1,729)	73,368	26,407	33,130
Net realized gain (loss) on foreign currency transactions	(3,025)	(399)	1,095	1,144
Total net realized gain (loss)	136,954	2,501,097	299,275	2,419,526
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $(35,514), $-, $- and $-, respectively.)	260,542	16,544,282	1,701,929	3,277,499
Change in net unrealized appreciation (depreciation) on futures contracts	—	18,396	799	7,453
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(704)	(7,495)	(881)	(4,098)
Total change in net unrealized appreciation (depreciation)	259,838	16,555,183	1,701,847	3,280,854
Net gain (loss)	396,792	19,056,280	2,001,122	5,700,380
Net increase (decrease) in net assets resulting from operations	$ 897,480	$21,792,807	$2,306,776	$ 6,653,546
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Emerging Markets Multifactor ETF		Fidelity International High Dividend ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 500,688	$ 219,877	$ 2,736,527	$ 1,357,745
Net realized gain (loss)	136,954	(298,421)	2,501,097	(4,552,063)
Change in net unrealized appreciation (depreciation)	259,838	(330,032)	16,555,183	(9,559,810)
Net increase (decrease) in net assets resulting from operations	897,480	(408,576)	21,792,807	(12,754,128)
Distributions to shareholders	(465,600)	(214,800)	(2,688,900)	(1,450,300)
Share transactions
Proceeds from sales of shares	11,022,150	—	17,802,806	34,025,327
Cost of shares redeemed	—	—	—	(18,552,856)
Net increase (decrease) in net assets resulting from share transactions	11,022,150	—	17,802,806	15,472,471
Total increase (decrease) in net assets	11,454,030	(623,376)	36,906,713	1,268,043
Net Assets
Beginning of year	9,248,896	9,872,272	45,290,362	44,022,319
End of year	$20,702,926	$9,248,896	$82,197,075	$ 45,290,362
Other Information
Shares
Sold	400,000	—	900,000	1,800,000
Redeemed	—	—	—	(900,000)
Net increase (decrease)	400,000	—	900,000	900,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Statements of Changes in Net Assets
	Fidelity International Multifactor ETF		Fidelity International Value Factor ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 305,654	$ 225,085	$ 953,166	$ 359,739
Net realized gain (loss)	299,275	(6,230)	2,419,526	(1,404,104)
Change in net unrealized appreciation (depreciation)	1,701,847	(704,458)	3,280,854	(779,454)
Net increase (decrease) in net assets resulting from operations	2,306,776	(485,603)	6,653,546	(1,823,819)
Distributions to shareholders	(291,700)	(266,800)	(1,020,000)	(346,400)
Share transactions
Proceeds from sales of shares	8,431,231	—	26,441,620	3,288,407
Cost of shares redeemed	—	(2,519,075)	(4,879,284)	—
Net increase (decrease) in net assets resulting from share transactions	8,431,231	(2,519,075)	21,562,336	3,288,407
Total increase (decrease) in net assets	10,446,307	(3,271,478)	27,195,882	1,118,188
Net Assets
Beginning of year	7,201,679	10,473,157	14,253,551	13,135,363
End of year	$17,647,986	$ 7,201,679	$41,449,433	$14,253,551
Other Information
Shares
Sold	300,000	—	1,100,000	200,000
Redeemed	—	(100,000)	(200,000)	—
Net increase (decrease)	300,000	(100,000)	900,000	200,000
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Emerging Markets Multifactor ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.72	0.55	0.50
Net realized and unrealized gain (loss)	2.67	(1.57)	(0.34)
Total from investment operations	3.39	(1.02)	0.16
Distributions from net investment income	(0.63)	(0.54)	(0.48)
Total distributions	(0.63)	(0.54)	(0.48)
Net asset value, end of period	$ 25.88	$23.12	$24.68
Total ReturnC,D,E	14.55%	(4.03)%	0.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45%	.45% H
Expenses net of all reductions	.45%	.45%	.45% H
Net investment income (loss)	2.64%	2.39%	3.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,703	$9,249	$9,872
Portfolio turnover rateI	65% J	66%	34% J,K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Financial Highlights
	Fidelity International High Dividend ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 15.10	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.77	0.60	1.04	0.82
Net realized and unrealized gain (loss)	5.95	(5.81)	0.31	(4.63)
Total from investment operations	6.72	(5.21)	1.35	(3.81)
Distributions from net investment income	(0.74)	(0.65)	(0.95)	(0.71)
Total distributions	(0.74)	(0.65)	(0.95)	(0.71)
Net asset value, end of period	$ 21.08	$ 15.10	$ 20.96	$ 20.56
Total ReturnC,D,E	44.78%	(24.98)%	6.84%	(15.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39%	.39% H
Net investment income (loss)	3.82%	3.38%	5.07%	4.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$82,197	$45,290	$44,022	$18,500
Portfolio turnover rateI,J	67%	82%	47%	42% K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity International Multifactor ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.01	$26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.65	0.57	0.55
Net realized and unrealized gain (loss)	5.34	(2.07)	1.12
Total from investment operations	5.99	(1.50)	1.67
Distributions from net investment income	(0.59)	(0.67)	(0.54)
Total distributions	(0.59)	(0.67)	(0.54)
Net asset value, end of period	$ 29.41	$24.01	$ 26.18
Total ReturnC,D,E	25.08%	(5.73)%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39% H
Net investment income (loss)	2.28%	2.29%	3.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,648	$7,202	$10,473
Portfolio turnover rateI,J	74%	69%	35% K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights
	Fidelity International Value Factor ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 17.82	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.79	0.51	0.80	0.62
Net realized and unrealized gain (loss)	6.54	(4.09)	1.05	(4.18)
Total from investment operations	7.33	(3.58)	1.85	(3.56)
Distributions from net investment income	(0.77)	(0.49)	(0.85)	(0.55)
Total distributions	(0.77)	(0.49)	(0.85)	(0.55)
Net asset value, end of period	$ 24.38	$ 17.82	$ 21.89	$ 20.89
Total ReturnC,D,E	41.36%	(16.32)%	9.04%	(14.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39%	.39% H
Net investment income (loss)	3.32%	2.60%	3.74%	3.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$41,449	$14,254	$13,135	$12,532
Portfolio turnover rateI	101% J	76% J	56%	65% J,K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Notes to Financial Statements
For the period ended October 31, 2021
1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Annual Report	42

3. Significant Accounting Policies – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending
43	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statements of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 20,673,586	$ 2,020,734	$ (1,989,117)	$ 31,617
Fidelity International High Dividend ETF	80,494,634	7,971,452	(1,965,527)	6,005,925
Fidelity International Multifactor ETF	16,034,910	1,857,806	(405,957)	1,451,849
Fidelity International Value Factor ETF	39,220,849	3,323,061	(1,282,482)	2,040,579
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 67,125	$ —	$ (372,558)	$ (22,694)
Fidelity International High Dividend ETF	279,058	—	(5,965,520)	6,002,742
Fidelity International Multifactor ETF	143,560	—	(81,871)	1,452,215
Fidelity International Value Factor ETF	241,194	—	(1,590,085)	2,038,613
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (279,322)	$ (93,236)	$ (372,558)
Fidelity International High Dividend ETF	(1,312,216)	(4,653,304)	(5,965,520)
Fidelity International Multifactor ETF	(81,871)	—	(81,871)
Fidelity International Value Factor ETF	—	(1,590,085)	(1,590,085)
The tax character of distributions paid was as follows:
October 31, 2021
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Emerging Markets Multifactor ETF	$ 465,600	$ —	$ —	$ 465,600
Fidelity International High Dividend ETF	2,688,900	—	—	2,688,900
Fidelity International Multifactor ETF	291,700	—	—	291,700
Fidelity International Value Factor ETF	1,020,000	—	—	1,020,000

October 31, 2020
Fidelity Emerging Markets Multifactor ETF	$ 214,800	$ —	$ —	$ 214,800
Fidelity International High Dividend ETF	1,450,300	—	—	1,450,300
Fidelity International Multifactor ETF	266,800	—	—	266,800
Annual Report	44

3. Significant Accounting Policies – continued

October 31, 2020
Fidelity International Value Factor ETF	346,400	—	—	346,400
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	18,989,111	11,845,176
Fidelity International High Dividend ETF	47,224,370	46,541,091
Fidelity International Multifactor ETF	10,073,828	9,726,845
Fidelity International Value Factor ETF	29,101,082	28,162,691
45	Annual Report

Notes to Financial Statements  – continued
5. Purchases and Sales of Investments – continued

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	3,809,329	—
Fidelity International High Dividend ETF	17,004,549	—
Fidelity International Multifactor ETF	7,941,732	—
Fidelity International Value Factor ETF	25,082,074	4,637,294
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Fidelity Emerging Markets Multifactor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statements of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statements of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$ 154	$ —	$ —
Fidelity International Value Factor ETF	164	—	—
Annual Report	46

8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Emerging Markets Multifactor ETF	$ 3
Fidelity International High Dividend ETF	4
Fidelity International Multifactor ETF	16
Fidelity International Value Factor ETF	5
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
47	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from January 16, 2018 (commencement of operations) to October 31, 2018, except for the financial highlights for the Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, which are for each of the two years in the period then ended and for the period from February 26, 2019 (commencement of operations) to October 31, 2019; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods mentioned above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 15, 2021
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	48

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
49	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	50

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
51	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	52

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
53	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	54

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
55	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2021 to October 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During PeriodB May 1, 2021 to October 31, 2021
Fidelity Emerging Markets Multifactor ETF	0.45%
Actual		$ 1,000.00	$ 942.20	$ 2.20
Hypothetical C		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 1,049.10	$ 2.01
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99
Fidelity International Multifactor ETF	0.39%
Actual		$ 1,000.00	$ 1,048.60	$ 2.01
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 1,040.80	$ 2.01
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	56

Distributions (Unaudited)
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	December 2020	March 2021	June 2021	September 2021
Fidelity Emerging Markets Multifactor ETF	63%	77%	77%	77%
Fidelity International High Dividend ETF	75%	100%	100%	100%
Fidelity International Multifactor ETF	100%	100%	100%	100%
Fidelity International Value Factor ETF	100%	99%	99%	99%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Ex-Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF	12/18/2020	$ 0.1226	$ 0.0207
	3/19/2021	$ 0.1107	$ 0.0227
	6/18/2021	$ 0.3370	$ 0.0690
	9/17/2021	$ 0.2201	$ 0.0451
Fidelity International High Dividend ETF	12/18/2020	$ 0.0954	$ 0.0075
	3/19/2021	$ 0.1998	$ 0.0168
	6/18/2021	$ 0.2828	$ 0.0238
	9/17/2021	$ 0.2315	$ 0.0195
Fidelity International Multifactor ETF	12/18/2020	$ 0.0508	$ 0.0068
	3/19/2021	$ 0.1799	$ 0.0219
	6/18/2021	$ 0.2630	$ 0.0320
	9/17/2021	$ 0.1810	$ 0.0220
Fidelity International Value Factor ETF	12/18/2020	$ 0.1311	$ 0.0112
	3/19/2021	$ 0.2327	$ 0.0207
	6/18/2021	$ 0.2415	$ 0.0215
	9/17/2021	$ 0.2393	$ 0.0213
The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.
57	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Emerging Markets Multifactor ETF (formerly known as Fidelity Targeted Emerging Markets Factor ETF)
Fidelity International Multifactor ETF (formerly known as Fidelity Targeted International Factor ETF)
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2021 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk
Annual Report	58

management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s and Geode’s investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Annual Report	60

Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Annual Report	62

Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
The Board noted that each fund’s, except for Fidelity International Multifactor ETF’s, management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.
The Board noted that Fidelity International Multifactor ETF’s management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the period ended September 30, 2020.
The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
With respect to each fund except Fidelity International Multifactor ETF, the Board noted that each fund’s total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.
With respect to Fidelity International Multifactor ETF, the Board noted that the fund’s total expense ratio ranked below the SLTG competitive median and above the ASPG competitive median for the period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the fund’s Total Mapped Group is dominated by ETFs that track more broad-based indices, and therefore, are priced lower than the fund. The Board noted that when compared to a subset of competitors that follow a multi-factor strategy, the total expense ratio for the fund ranked equal to the ASPG competitive median.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode’s relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as
Annual Report	64

assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
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67	Annual Report

IHD-IVE-ANN-1221
1.9885304.103

Item 2.	Code of Ethics

As of the end of the period, October 31, 2021, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2021 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$15,900	$—	$3,500	$400
Fidelity International High Dividend ETF	$15,900	$—	$3,500	$400
Fidelity International Multifactor ETF	$15,900	$—	$3,500	$400
Fidelity International Value Factor ETF	$15,900	$—	$3,500	$400

October 31, 2020 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,500	$—	$3,500	$400
Fidelity International High Dividend ETF	$16,500	$—	$3,500	$400
Fidelity International Multifactor ETF	$16,500	$—	$3,500	$400
Fidelity International Value Factor ETF	$16,500	$—	$3,500	$400

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2021A	October 31, 2020A
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2021A	October 31, 2020A
Deloitte Entities	$537,200	$517,200

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of October 31, 2021, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy, Garnett A. Smith and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2021